Risk management - Credit risk exposure by industries (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2023 KRW (₩)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)
Categories of financial assets
Loans and other financial assets at amortized cost		₩ 373,148,148	[1]	$ 289,038,070	₩ 355,760,729	[1]
Securities at amortized cost		23,996,172		18,587,275	28,268,516
Financial assets at FVTPL	[2]	12,930,109			13,412,441
Financial assets at FVTOCI		36,694,111			32,145,758
Derivative assets (Designated for hedging)		26,708		$ 20,688	37,786
Off balance sheet item
Off-balance accounts		140,622,493			130,093,656
Total		587,417,741			559,718,886
Service
Categories of financial assets
Loans and other financial assets at amortized cost		84,704,246			78,173,716
Securities at amortized cost		189,193			239,141
Financial assets at FVTPL		330,193			200,678
Financial assets at FVTOCI		453,694			417,877
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		22,561,220			18,661,383
Total		108,238,546			97,692,795
Manufacturing
Categories of financial assets
Loans and other financial assets at amortized cost		44,591,685			37,013,486
Securities at amortized cost		0			0
Financial assets at FVTPL		233,528			184,019
Financial assets at FVTOCI		408,377			231,132
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		22,897,412			22,492,863
Total		68,131,002			59,921,500
Finance and insurance
Categories of financial assets
Loans and other financial assets at amortized cost		30,388,823			31,485,795
Securities at amortized cost		14,151,799			16,198,175
Financial assets at FVTPL		7,184,371			9,776,234
Financial assets at FVTOCI		25,832,327			22,249,839
Derivative assets (Designated for hedging)		26,708			37,786
Off balance sheet item
Off-balance accounts		13,804,163			10,523,731
Total		91,388,191			90,271,560
Construction
Categories of financial assets
Loans and other financial assets at amortized cost		5,583,281			5,613,480
Securities at amortized cost		69,720			199,924
Financial assets at FVTPL		81,731			51,244
Financial assets at FVTOCI		290,856			48,225
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		2,826,738			3,143,673
Total		8,852,326			9,056,546
Individuals
Categories of financial assets
Loans and other financial assets at amortized cost		185,083,452			183,167,572
Securities at amortized cost		0			0
Financial assets at FVTPL		2,600			1,167
Financial assets at FVTOCI		0			0
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		73,042,394			69,404,456
Total		258,128,446			252,573,195
Others
Categories of financial assets
Loans and other financial assets at amortized cost		22,796,661			20,306,680
Securities at amortized cost		9,585,460			11,631,276
Financial assets at FVTPL		5,097,686			3,199,099
Financial assets at FVTOCI		9,708,857			9,198,685
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		5,490,566			5,867,550
Total		₩ 52,679,230			₩ 50,203,290

[1]	Cash and cash equivalents are not included.
[2]	Puttable financial instruments are not included.